SUBSEQUENT EVENTS (Details) - USD ($)			12 Months Ended
	Jul. 12, 2024	Nov. 27, 2023	Sep. 30, 2021	Aug. 12, 2024	Sep. 30, 2023	Sep. 30, 2022
Subsequent event
Common stock, no par value					$ 0	$ 0
Issuance of common stock, net of offering costs			$ 24,759,560
Notes receivable					$ 54,825	$ 49,611
Common Stock
Subsequent event
Shares issued			7,080,762
Subsequent event
Subsequent event
Notes receivable				$ 54,825
Subsequent event | CG Malta
Subsequent event
Payments to acquire projects		$ 5,000,000
Subsequent event | Purchase Agreement | Common Stock
Subsequent event
Shares issued		3,154,885
Common stock, no par value		$ 0
Subsequent event | Securities Purchase Agreement | Recruiter.com Group, Inc
Subsequent event
Maximum number of shares to be purchased	4,000,000
Number of shares subscribed	2,000,000
Share price	$ 1.00
Subsequent event | Private Placement | Purchase Agreement | Common Stock
Subsequent event
Issuance of common stock, net of offering costs		$ 5,000,000